Segment Information - Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of operating segments [Line Items]
Revenues	$ 215,483	$ 7,040	$ 227,514	$ 229,991
Income before income tax	44,986	$ 1,470	48,009	49,413
From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	215,483		227,514	229,991
Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	30,107		35,730	36,735
Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	245,590		263,244	266,726
Intersegment Elimination [Member]
Disclosure of operating segments [Line Items]
Revenues	(30,107)		(35,730)	(36,735)
Consolidated [Member]
Disclosure of operating segments [Line Items]
Revenues	215,483		227,514	229,991
Domestic Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Income before income tax	18,243		24,888	25,658
Domestic Fixed Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	66,753		71,137	72,784
Domestic Fixed Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	17,125		22,515	22,669
Domestic Fixed Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	83,878		93,652	95,453
Mobile Communications Business [Member]
Disclosure of operating segments [Line Items]
Income before income tax	15,328		12,433	13,926
Mobile Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	100,937		109,376	110,801
Mobile Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	1,702		2,031	2,530
Mobile Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	102,639		111,407	113,331
Internet Business [Member]
Disclosure of operating segments [Line Items]
Income before income tax	11,944		11,118	10,729
Internet Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	29,813		28,917	28,100
Internet Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	4,038		4,209	4,734
Internet Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	33,851		33,126	32,834
International Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Income before income tax	1,024		1,029	1,098
International Fixed Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	13,435		13,552	14,434
International Fixed Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	2,234		2,375	2,680
International Fixed Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	15,669		15,927	17,114
Other [Member]
Disclosure of operating segments [Line Items]
Income before income tax	(1,553)		(1,459)	(1,998)
Other [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	4,545		4,532	3,872
Other [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	5,008		4,600	4,122
Other [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 9,553		$ 9,132	$ 7,994